Long Term Debt - Project Level Secured Term Loans - Covenants and Debt Financing Costs - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Debt Disclosure [Abstract]
Carrying value of debt financing costs	₨ 1,107	$ 15.1	₨ 1,145